Cash and cash equivalents and short term investments - Summary of Cash and Cash Equivalents Outstanding (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash at banks and on hand	€ 529	€ 611
Short-term deposits and securities	389	952
Total cash and cash equivalents	€ 918	€ 1,563	€ 1,419	€ 1,387